Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Change in benefit obligation, change in plan assets and funded status of the pension plan

The change in benefit obligation, change in plan assets and funded status of the pension plan at December 31, 2012, 2011 and 2010 and pertinent assumptions are as follows:

	Pension Benefits
	2012	2011	2010
Change in Benefit Obligation

Benefit obligation at beginning of year	$6,892	6,697	6,253
Service cost	379	329	308
Interest cost	309	365	371
Actuarial loss	818	1,026	231
Benefits paid	(139)	(1,644)	(466)
Settlement Loss	—	119	—

Benefit obligation at end of year	$8,259	6,892	6,697

Change in Plan Assets

Fair value of plan assets at beginning of year	4,389	5,024	4,865
Actual return on plan assets	628	(38)	625
Employer contribution	489	1,047	—
Benefit paid	(139)	(1,644)	(466)

Projected fair value of plan assets at end of year	$5,367	4,389	5,024

Funded Status at the End of the Year	(2,893)	(2,503)	(1,673)

Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,893)	(2,503)	(1,673)

Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,964	1,684	814

Benefit obligation included in accumulated other comprehensive income	$1,964	1,684	814

Funded Status
Benefit obligation	(8,259)	(6,892)	(6,697)
Fair value of assets	5,367	4,389	5,024
Unrecognized net actuarial loss	2,976	2,553	1,233

(Accrued)/prepaid benefit cost included in the balance sheet	$84	50	(440)

	Pension Benefits
	2012	2011	2010
Weighted Average Assumptions as of December 31, 2012 and 2011 and September 30, 2010:
Discount rate	4.00%	4.50%	5.50%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%	4.00%

	Pension Benefits
	2012	2011	2010
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	$280	871	(32)
Prior service cost	—	—	—
Amortization of prior service cost	—	—	(3)
Net obligation at transition	—	—	—
Amortization of net obligation at transition	—	—	(2)

Total recognized in other comprehensive income	$280	871	(37)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$879	1,877	285

Components of net pension benefit cost

The components of net pension benefit cost under the plan for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Pension Benefits
	2012	2011	2010

Service cost	$379	329	308
Interest cost	310	364	371
Expected return on plan assets	(350)	(459)	(383)
Recognized net (gain)/loss due to settlement	—	287	—
Net amortization	—	—	6
Recognized net actuarial loss	117	36	38

Net pension benefit cost	$456	557	340

Summary of projected benefit payments	The projected benefit payments under the plan are summarized as follows for the years ending December 31:

2013	$499
2014	350
2015	277
2016	1,311
2017	1,122
2018-2022	1,650

Fair value of the assets, by asset category

The following table presents the fair value of the assets, by asset category, at December 31, 2012 and 2011.

	2012	2011
Cash and equivalents	$—	263
Mutual funds-fixed income	1,333	966
Mutual funds-equity	4,034	3,160

Total assets at fair value	$5,367	4,389

Fair value hierarchy, the assets carried at fair value

The following table sets forth by level, within the fair value hierarchy, the assets carried at fair value as of December 31, 2012 and 2011.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$—	—	—	—
Mutual funds-fixed income	1,333	—	—	1,333
Mutual funds-equity	4,034	—	—	4,034

Total assets at fair value	$5,367	—	—	5,367

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$263	—	—	263
Mutual funds-fixed income	966	—	—	966
Mutual funds-equity	3,160	—	—	3,160

Total assets at fair value	$4,389	—	—	4,389